Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2025	2024
Amounts due from export agents (i)	$28,057	26,810
Prepaid expenses (ii)	-	$7,386
Deductible input VAT (iii)	3,150	3,015
Deposits (iv)	741	1,572
Prepaid investment funds (v)	1,606	-
Advance to staff	59	696
Others	-	7
Less: allowance for expected credit losses	(28,057)	(2,389)
Less: impairment losses	(3,150)	(8,398)
Prepaid expenses and other current assets, net	$2,406	$28,699

The movement allowance for expected credit losses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$2,389	$-	$-
Addition during the period	24,898	2,423	-
Effect of exchange rate differences	770	(34)	-
Balance at the end of the year	$28,057	$2,389	$-

The movement of impairment losses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$8,398	$20,182	$-
Addition during the period	4,192	593	20,187
Write off during the period	(9,580)	(12,259)	-
Effect of exchange rate differences	140	(118)	(5)
Balance at the end of the year	$3,150	$8,398	$20,182

(i)

In April 2023, NWTN Zhejiang entered into vehicle sales agreements with entities including Jizhida’an (Jinhua) Technology Co., Ltd (hereinafter referred to as “Jizhida’an”). Pursuant to these agreements, the vehicles to be sold would be transferred to export agents (such as China National Vehicles IMP. & EXP. Co., Ltd, hereinafter referred to as “Vehicles IMP. & EXP.”) and then purchased by FZCO through separate vehicle sales agreements. These sales agreements were procedural in nature, in order to facilitate the process of vehicles exportation from Mainland China to the Group’s factory in the UAE. In this regard, the Group did not recognize revenue or cost. In addition, the transaction price would be separately settled under each agreement, therefore, the Group recognized the receivables from Jizhida’an in prepaid expenses and other current assets and payables to Vehicles IMP. & EXP in accounts payable. For the years ended December 31, 2025 and 2024, the Group recognized credit losses for the receivables of US$25.7 million and US$2.4 million, respectively, based on the management’ estimation of the collectability of the amounts due from vehicle import and export.

(ii)	Prepaid expenses primarily consisted of directors’ and officers’ insurance expenses to be amortized within a year and prepaid commission expenses for financing and marketing services, advance payment for the potential investment or acquisition as of December 31, 2025 and 2024. For the years ended December 31, 2025 and 2024, the Group recognized impairment losses for the prepaid expenses of US$0.3 million and US$7.2 million, respectively, based on the management’ estimation of the recoverability. For the year ended December 31, 2025, the Group wrote off certain prepayments of approximately US$7.5 million, which had been fully provided for impairment, as management determined that there was no reasonable expectation of receiving the related goods or services or recovery of the amounts. Accordingly, as of December 31, 2025, there were no remaining balances related to these impaired prepayments.

(iii)	Deductible input VAT will be expected to be utilized in the future, and there is no expiry of the deductible input VAT as per the country’s jurisdiction. For the year ended December 31, 2025, the Group recognized impairment losses for the prepaid expenses of US$3.2 million based on the management’ estimation of the recoverability.

(iv)	Deposits mainly consisted of property rental deposits, car rental deposits and export agent deposits. For the years ended December 31, 2025 and 2024, the Group recognized impairment losses of US$0.8 million and US$0.6 million, respectively, based on the management’ estimation of the collectability of the deposits. For the year ended December 31, 2025, the Group wrote off certain receivables of approximately US$1.4 million, which had been provided for, as management determined that there was no reasonable expectation of recovery. Accordingly, as of December 31, 2025, the remaining balance of these deposits was US$0.7 million.

(v)	Prepaid investment represents shares issued in advance in connection with a proposed investment in Aitos pursuant to a share purchase agreement entered into on September 18, 2025. Under the agreement, the Company agreed to acquire 1,745 ordinary shares of Aitos, representing 16.58% of Aitos’s issued and outstanding shares, for total consideration of US$8.29 million, which will be settled through the issuance of 5,181,250 Class B ordinary shares of the Company at a price of US$1.60 per share. For accounting purposes, the prepaid investment was measured based on the fair value of the Company’s Class B ordinary shares on December 19, 2025, the date the shares were issued. As of December 31, 2025, the transaction has not yet been completed. Accordingly, the consideration paid in advance has been recorded as prepaid investment.